Segment information and information by geographical area (Tables)	12 Months Ended
Dec. 31, 2021
Segment information and information by geographical area
Schedule of information by segment

			Refining &		Corporate	Adjustments
	Exploration &	Global Gas &	Marketing	Plenitude &	and Other	of intragroup
(€ million)	Production	LNG Portfolio	and Chemicals	Power	activities	profits	Total
2021
Sales from operations including intersegment sales	21,742	20,843	40,374	11,187	1,698	—	—
Less: intersegment sales	(12,896)	(3,870)	(323)	(670)	(1,510)	—	—
Sales from operations	8,846	16,973	40,051	10,517	188	—	76,575
Operating profit	10,066	899	45	2,355	(816)	(208)	12,341
Net provisions for contingencies	(221)	(139)	(137)	(1)	(186)	(23)	(707)
Depreciation and amortization	(5,976)	(174)	(512)	(286)	(148)	33	(7,063)
Impairments of tangible and intangible assets and right-of-use assets	(194)	(28)	(1,342)	(132)	(27)	—	(1,723)
Reversals of tangible and intangible assets	1,438	2	—	112	4	—	1,556
Write-off of tangible and intangible assets	(384)	—	(2)	(1)	—	—	(387)
Share of profit (loss) of equity-accounted investments	8	—	(333)	—	(766)	—	(1,091)
Identifiable assets (a)	61,753	10,022	13,326	8,343	1,439	(591)	94,292
Unallocated assets (b)	—	—	—	—	—	—	43,473
Equity-accounted investments	2,639	17	2,366	667	198	—	5,887
Identifiable liabilities (a)	17,046	10,072	6,796	3,786	3,338	(49)	40,989
Unallocated liabilities (b)	—	—	—	—	—	—	52,257
Capital expenditure in tangible and intangible assets	3,861	19	728	443	187	(4)	5,234
2020
Sales from operations including intersegment sales	13,590	7,051	25,340	7,536	1,559	—	—
Less: intersegment sales	(7,231)	(1,689)	(403)	(401)	(1,365)	—	—
Sales from operations	6,359	5,362	24,937	7,135	194	—	43,987
Operating profit	(610)	(332)	(2,463)	660	(563)	33	(3,275)
Net provisions for contingencies	(98)	(64)	(118)	2	(26)	(45)	(349)
Depreciation and amortization	(6,273)	(125)	(575)	(217)	(146)	32	(7,304)
Impairments of tangible and intangible assets and right-of-use assets	(2,170)	(2)	(1,605)	(56)	(22)	—	(3,855)
Reversals of tangible and intangible assets	282	—	334	55	1	—	672
Write-off of tangible and intangible assets	(322)	—	—	(7)	—	—	(329)
Share of profit (loss) of equity-accounted investments	(980)	(15)	(363)	6	(381)	—	(1,733)
Identifiable assets (a)	59,439	4,020	10,716	4,387	1,444	(402)	79,604
Unallocated assets (b)	—	—	—	—	—	—	30,044
Equity-accounted investments	2,680	259	2,605	217	988	—	6,749
Identifiable liabilities (a)	17,501	3,785	5,460	2,426	3,316	(83)	32,405
Unallocated liabilities (b)	—	—	—	—	—	—	39,750
Capital expenditure in tangible and intangible assets	3,472	11	771	293	107	(10)	4,644
2019
Sales from operations including intersegment sales	23,572	11,779	42,360	8,448	1,676	—	—
Less: intersegment sales	(13,073)	(2,549)	(384)	(476)	(1,472)	—	—
Sales from operations	10,499	9,230	41,976	7,972	204	—	69,881
Operating profit	7,417	431	(682)	74	(688)	(120)	6,432
Net provisions for contingencies	(97)	(234)	(276)	5	(307)	51	(858)
Depreciation and amortization	(7,060)	(124)	(620)	(190)	(144)	32	(8,106)
Impairments of tangible and intangible assets and right-of-use assets	(1,347)	—	(1,127)	(83)	(13)	—	(2,570)
Reversals of tangible and intangible assets	130	5	205	41	1	—	382
Write-off of tangible and intangible assets	(292)	—	(6)	(1)	(1)	—	(300)
Share of profit (loss) of equity-accounted investments	7	(21)	(63)	10	(21)	—	(88)
Identifiable assets (a)	68,915	4,092	13,569	4,068	1,643	(492)	91,795
Unallocated assets (b)	—	—	—	—	—	—	31,645
Equity-accounted investments	4,108	346	3,107	141	1,333	—	9,035
Identifiable liabilities (a)	20,164	3,836	6,272	2,380	3,890	(141)	36,401
Unallocated liabilities (b)	—	—	—	—	—	—	39,139
Capital expenditure in tangible and intangible assets	6,980	15	933	357	89	(14)	8,360
(a)	Include assets/liabilities directly associated with the generation of operating profit.
(b)	Include assets/liabilities not directly associated with the generation of operating profit.

Schedule of information by geographical area

Identifiable assets and investments by geographical area of origin

		Other
		European	Rest of				Other
(€ million)	Italy	Union	Europe	Americas	Asia	Africa	areas	Total
2021
Identifiable assets(a)	23,718	6,902	6,114	5,718	17,483	33,499	858	94,292
Capital expenditure in tangible and intangible assets	1,333	199	202	659	1,203	1,604	34	5,234
2020
Identifiable assets(a)	17,228	4,159	3,174	4,485	16,360	33,341	857	79,604
Capital expenditure in tangible and intangible assets	1,198	152	119	441	1,267	1,443	24	4,644
2019
Identifiable assets(a)	19,346	7,237	1,151	5,230	17,898	40,021	912	91,795
Capital expenditure in tangible and intangible assets	1,402	306	9	1,017	1,685	3,886	55	8,360

(a)    Include assets directly associated with the generation of operating profit.

Schedule of sales from operations by geography

Sales from operations by geographical area of destination

(€ million)	2021	2020	2019
Italy	29,968	14,717	23,312
Other European Union	14,671	9,508	18,567
Rest of Europe	12,470	8,191	6,931
Americas	4,420	2,426	3,842
Asia	7,891	4,182	8,102
Africa	7,040	4,842	8,998
Other areas	115	121	129
	76,575	43,987	69,881